Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Select Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	HULIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$135	1.30%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the S&P 500 Index and the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part positively offset by sector allocation, particularly to information technology and real estate.
The Fund benefited from stock selection within communication services and financials.
POSITIONING
During this period, the Fund reduced its exposure to consumer discretionary and energy while increasing its exposure to information technology and utilities.

Top Contributors
Citigroup Inc.
Lyft Inc.

Top Detractors
New Fortress Energy Inc.
KBR Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	8.02	17.38	11.31
S&P 500 TR	21.45	17.64	14.64
Bloomberg US 1000 Value Total Return	9.99	15.60	10.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 418,760,296
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 3,133,115
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$418,760,296
Number of Holdings	42
Net Advisory Fee	$3,133,115
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Oracle Corp.	6.1%
Citigroup, Inc.	6.0%
KBR, Inc.	5.8%
Golar LNG Ltd.	5.4%
Bank of America Corp.	4.9%
Pfizer, Inc.	4.7%
AT&T, Inc.	4.6%
Upbound Group, Inc.	4.6%
Philip Morris International, Inc.	4.5%
Microsoft Corp.	4.4%
Sector Breakdown
[1]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Select Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HULEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the S&P 500 Index and the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part positively offset by sector allocation, particularly to information technology and real estate.
The Fund benefited from stock selection within communication services and financials.
POSITIONING
During this period, the Fund reduced its exposure to consumer discretionary and energy while increasing its exposure to information technology and utilities.

Top Contributors
Citigroup Inc.
Lyft Inc.

Top Detractors
New Fortress Energy Inc.
KBR Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.39	17.77	11.68
S&P 500 TR	21.45	17.64	14.64
Bloomberg US 1000 Value Total Return	9.99	15.60	10.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 418,760,296
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 3,133,115
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$418,760,296
Number of Holdings	42
Net Advisory Fee	$3,133,115
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Oracle Corp.	6.1%
Citigroup, Inc.	6.0%
KBR, Inc.	5.8%
Golar LNG Ltd.	5.4%
Bank of America Corp.	4.9%
Pfizer, Inc.	4.7%
AT&T, Inc.	4.6%
Upbound Group, Inc.	4.6%
Philip Morris International, Inc.	4.5%
Microsoft Corp.	4.4%
Sector Breakdown
[2]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	HUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$159	1.60%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the Bloomberg U.S. 2000 Total Return Index and the Bloomberg U.S. 2000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part positively offset by sector allocation, particularly to industrials and real estate.
The Fund benefited from stock selection within energy and financials.
POSITIONING
During this period, the Fund reduced its exposure to industrials and increased its exposure to materials and consumer staples.

Top Contributors
TETRA Technologies Inc.
Lyft Inc.

Top Detractors
KBR Inc.
Miller Industries Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	-1.02	14.87	6.54
Bloomberg US 2000 Total Return Index	12.02	12.12	9.60
Bloomberg US 2000 Value Total Return Index	6.16	15.71	9.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 79,747,563
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 811,660
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$79,747,563
Number of Holdings	42
Net Advisory Fee	$811,660
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Golar LNG Ltd.	9.3%
Upbound Group, Inc.	7.2%
TETRA Technologies, Inc.	6.1%
KBR, Inc.	5.1%
Weave Communications, Inc.	4.9%
Enova International, Inc.	4.6%
Lyft, Inc.	4.3%
O-I Glass, Inc.	3.9%
Northrim BanCorp, Inc.	3.8%
First Horizon Corp.	3.5%
Sector Breakdown
[3]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HUSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.28%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the Bloomberg U.S. 2000 Total Return Index and the Bloomberg U.S. 2000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part positively offset by sector allocation, particularly to industrials and real estate.
The Fund benefited from stock selection within energy and financials.
POSITIONING
During this period, the Fund reduced its exposure to industrials and increased its exposure to materials and consumer staples.

Top Contributors
TETRA Technologies Inc.
Lyft Inc.

Top Detractors
KBR Inc.
Miller Industries Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	-0.69	15.14	6.79
Bloomberg US 2000 Total Return Index	12.02	12.12	9.60
Bloomberg US 2000 Value Total Return Index	6.16	15.71	9.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 79,747,563
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 811,660
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$79,747,563
Number of Holdings	42
Net Advisory Fee	$811,660
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Golar LNG Ltd.	9.3%
Upbound Group, Inc.	7.2%
TETRA Technologies, Inc.	6.1%
KBR, Inc.	5.1%
Weave Communications, Inc.	4.9%
Enova International, Inc.	4.6%
Lyft, Inc.	4.3%
O-I Glass, Inc.	3.9%
Northrim BanCorp, Inc.	3.8%
First Horizon Corp.	3.5%
Sector Breakdown
[4]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	HUDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the S&P 500 Index, but outperformed the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part positively offset by sector allocation, particularly to information technology and materials.
The Fund benefited from stock selection within health care and financials.
POSITIONING
During this period, the Fund reduced its exposure to consumer discretionary and energy while increasing its exposure to information technology and health care.

Top Contributors
Citigroup Inc.
Golar LNG Ltd.

Top Detractors
KBR Inc.
Microsoft Corp.
PERFORMANCE
The Fund underperformed the S&P 500 Index in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.
The Fund outperformed the Bloomberg US 1000 Value Index on the basis of good relative stock selection within  Financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	10.09	15.77	9.71
S&P 500 TR	21.45	17.64	14.64
Bloomberg US 1000 Value Total Return	9.99	15.60	10.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 19,091,895
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$19,091,895
Number of Holdings	51
Net Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Eli Lilly & Co.	9.0%
Microsoft Corp.	7.1%
Golar LNG Ltd.	6.8%
Citigroup, Inc.	6.8%
Oracle Corp.	5.6%
KBR, Inc.	5.0%
Shell PLC	3.6%
FedEx Corp.	3.5%
Weave Communications, Inc.	3.4%
Upbound Group, Inc.	3.0%
Sector Breakdown
[5]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HUDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the S&P 500 Index, but outperformed the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part positively offset by sector allocation, particularly to information technology and materials.
The Fund benefited from stock selection within health care and financials.
POSITIONING
During this period, the Fund reduced its exposure to consumer discretionary and energy while increasing its exposure to information technology and health care.

Top Contributors
Citigroup Inc.
Golar LNG Ltd.

Top Detractors
KBR Inc.
Microsoft Corp.
PERFORMANCE
The Fund underperformed the S&P 500 Index in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.
The Fund outperformed the Bloomberg US 1000 Value Index on the basis of good relative stock selection within  Financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	10.42	16.02	9.94
S&P 500 TR	21.45	17.64	14.64
Bloomberg US 1000 Value Total Return	9.99	15.60	10.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 19,091,895
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$19,091,895
Number of Holdings	51
Net Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Eli Lilly & Co.	9.0%
Microsoft Corp.	7.1%
Golar LNG Ltd.	6.8%
Citigroup, Inc.	6.8%
Oracle Corp.	5.6%
KBR, Inc.	5.0%
Shell PLC	3.6%
FedEx Corp.	3.5%
Weave Communications, Inc.	3.4%
Upbound Group, Inc.	3.0%
Sector Breakdown
[6]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	HUMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the Bloomberg U.S. 2500 Total Return Index and the Bloomberg U.S. 2500 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part offset by sector allocation, particularly to real estate and consumer discretionary.
The Fund benefited from stock selection within energy and financials.
POSITIONING
During this period, the Fund reduced its exposure to industrials while increasing its exposure to information technology and health care.

Top Contributors
TETRA Technologies Inc.
Citigroup Inc.

Top Detractors
KBR Inc.
F5 Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Investor Class	2.75	12.98	6.31
Bloomberg US 2500 Total Return Index	11.14	11.74	10.29
Bloomberg US 2500 Value Total Return	6.68	15.17	9.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 11,838,479
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,838,479
Number of Holdings	33
Net Advisory Fee	$0
Portfolio Turnover	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Golar LNG Ltd.	9.5%
TETRA Technologies, Inc.	8.5%
Enova International, Inc.	6.0%
KBR, Inc.	5.8%
First Citizens BancShares, Inc.	5.4%
Citigroup, Inc.	5.4%
FedEx Corp.	4.7%
Tenet Healthcare Corp.	4.4%
Upbound Group, Inc.	4.0%
Weave Communications, Inc.	4.0%
Sector Breakdown
[7]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HUMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund underperformed the Bloomberg U.S. 2500 Total Return Index and the Bloomberg U.S. 2500 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund was negatively impacted by stock selection, it was in part offset by sector allocation, particularly to real estate and consumer discretionary.
The Fund benefited from stock selection within energy and financials.
POSITIONING
During this period, the Fund reduced its exposure to industrials while increasing its exposure to information technology and health care.

Top Contributors
TETRA Technologies Inc.
Citigroup Inc.

Top Detractors
KBR Inc.
F5 Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI, a volatile economic environment due to tariffs, and inconsistent government policy led to a poor set up for deep value stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Institutional Class	3.04	13.14	6.49
Bloomberg US 2500 Total Return Index	11.14	11.74	10.29
Bloomberg US 2500 Value Total Return	6.68	15.17	9.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Net Assets	$ 11,838,479
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,838,479
Number of Holdings	33
Net Advisory Fee	$0
Portfolio Turnover	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (as of October 31, 2025)*

Top 10 Issuers	(%)
Golar LNG Ltd.	9.5%
TETRA Technologies, Inc.	8.5%
Enova International, Inc.	6.0%
KBR, Inc.	5.8%
First Citizens BancShares, Inc.	5.4%
Citigroup, Inc.	5.4%
FedEx Corp.	4.7%
Tenet Healthcare Corp.	4.4%
Upbound Group, Inc.	4.0%
Weave Communications, Inc.	4.0%
Sector Breakdown
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Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/

[1]
*	Expressed as a percentage of net assets.

[2]
*	Expressed as a percentage of net assets.

[3]
*	Expressed as a percentage of net assets.

[4]
*	Expressed as a percentage of net assets.

[5]
*	Expressed as a percentage of net assets.

[6]
*	Expressed as a percentage of net assets.

[7]
*	Expressed as a percentage of net assets.

[8]
*	Expressed as a percentage of net assets.